Financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets
Schedule of financial assets

		Date of		Index / Average
Type	Name	investment	Maturity	yield rate	12/31/2020	12/31/2019
Domestic currency
Fund	Retail Renda Fixa Crédito Privado (***)	12/21/2018	Indefinite	(****)	454,751	774,257
Fund	Moving Tech Renda Fixa (***)	03/24/2020	Indefinite	(****)	102,231	100,136
Options	Box Options	02/28/2020	05/31/2021	106.44%	13,458	16,901
Fixed income	Others (*)	05/20/2019	09/01/2025	102.86%	16,805	9,034
Total domestic currency					587,245	900,328
Foreign currency
Other	Time Deposit	12/12/2019	02/10/2020	—	—	4,034
Total foreign currency					—	4,034
Total (**)					587,245	904,362
	Current assets				584,778	902,289
	Non-current assets				2,467	2,073

(*)   The amounts presented include R$ 3,461 in financial investments pledged as collateral in Linx Pay Meios de Pagamentos Ltda operations and its subsidiaries

(**) The amounts presented include R$ 10.970  (R$ 9,007 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda and its subsidiaries.

(***) Represents the amount invested in the fund's quota.

(****) The indices of the securities that make up the portfolio of this fund are disclosed in the following table.

Schedule of exclusive fund portfolio

				12/31/2020
Name	Type	Code	Average	Net value
Retail Renda Fixa Crédito Privado	Fixed Income	LTN Over	PRE	172,403
Retail Renda Fixa Crédito Privado	Fixed Income	LFT	SELIC	282,348
Moving Tech Renda Fixa	Investment fund	Other founds	PRE	71,835
Moving Tech Renda Fixa	Fixed Income	LFT	SELIC	30,396
Total (*)				556,982

				12/31/2019
Name	Type	Code	Average	Net value

Retail Renda Fixa Crédito Privado	Fixed Income	LF	CDI D 105,5%	151,396
Retail Renda Fixa Crédito Privado	Fixed Income	LFS Eligible	CDI D 108,75%	5,541
Retail Renda Fixa Crédito Privado	Fixed Income	LFT	SELIC	120,333
Retail Renda Fixa Crédito Privado	Fixed Income	LTN Over	PRE	26,021
Retail Renda Fixa Crédito Privado	Investment fund	Other founds	—	470,966
Moving Tech Renda Fixa	Investment fund	Other founds	—	50,124
Moving Tech Renda Fixa	Fixed Income	LFT	SELIC	50,012
Total				874,393

(*) Represents the fund portfolio.